Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Major Components of Income Tax Expense

For the
six-month
period ended June 30, 2020 and 2019, the major components of income tax expense are:

	June 30, 2020	June 30, 2019
Current tax expense	Ps. 5,222	Ps. 2,821
Deferred tax expense:	(3,131)	(302)

	Ps. 2,091	Ps. 2,519